Summary of Significant Accounting Policies Accounts receivable (Policies)	12 Months Ended
Dec. 29, 2012
Receivables [Abstract]
Receivables, Trade and Other Accounts Receivable, Allowance for Doubtful Accounts, Policy	Accounts Receivable: The Company grants credit to customers in the normal course of business, but generally does not require collateral or any other security to support its receivables. The Company maintains an allowance for doubtful accounts for potential credit losses. In Greece, the Company had sold its products through a distributor through early 2012. In February 2012, an agreement was reached between the Greek government and the European Union and International Monetary Fund whereby creditors would swap existing Greek government bonds for new bonds with a significant reduction in face value, a longer term and lower interest rates. This agreement, among other macroeconomic and factors specific to the distributor, negatively impacted the solvency and liquidity of the Company's Greek distributor, raising significant doubt regarding the collectability of the Company's outstanding receivable balance. As a result, the Company recognized a $57 million accounts receivable allowance charge in the consolidated financial statements for the fiscal year ended December 31, 2011, which was subsequently written off during 2012. No significant accounts receivable allowance charges were recognized in 2012. The Company's total allowance for doubtful accounts was $47 million and $101 million at December 29, 2012 and December 31, 2011, respectively.